Note 18 - Cash and Cash Equivalents and Other Investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents:
Cash at banks	$ 150,948	$ 92,730
Liquidity funds	66,033	215,807
Short – term investments	113,240	91,200
	330,221	399,737
Other investments - current:
Other investments - current	1,192,306	1,633,142
Other investments - Non-current:
Other investments - non-current	128,335	249,719
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Other investments - current:
Other investments - current	437,406	782,029
Bonds and other fixed income [member]
Other investments - current:
Other investments - current	754,800	841,638
Other investments - Non-current:
Other investments - non-current	123,498	248,049
Fund investments [member]
Other investments - current:
Other investments - current		9,475
Other investments [member]
Other investments - current:
Other investments - current	100
Other investments - Non-current:
Other investments - non-current	$ 4,837	$ 1,670